Fair Value Measurements - Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Liability
Preferred stock tranche obligation	$ 0	$ (4,956)	$ (2,392)
Fair Value, Recurring
Asset
Money market funds	128,668	4,972	18,356
Total financial assets	128,668	4,972	18,356
Liability
Preferred stock tranche obligation		(4,956)	(2,392)
Total financial liabilities		(4,956)	(2,392)
Fair Value, Recurring | QUOTED PRICES ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Asset
Money market funds	128,668	4,972	18,356
Total financial assets	128,668	4,972	18,356
Liability
Preferred stock tranche obligation		0	0
Total financial liabilities		0	0
Fair Value, Recurring | SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)
Asset
Money market funds	0	0	0
Total financial assets	0	0	0
Liability
Preferred stock tranche obligation		0	0
Total financial liabilities		0	0
Fair Value, Recurring | SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds	0	0	0
Total financial assets	$ 0	0	0
Liability
Preferred stock tranche obligation		(4,956)	(2,392)
Total financial liabilities		$ (4,956)	$ (2,392)